Stock-Based Payments - Restricted Stock Units Stock (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation costs	$ 12.1	$ 12.8
Period in which compensation costs will be recognized	3 years 1 month 6 days	2 years 11 months 19 days
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	4 years	4 years
Vesting (as a percent)	25.00%	25.00%
Unrecognized compensation costs	$ 13.9	$ 12.0
Period in which compensation costs will be recognized	2 years 10 months 24 days	2 years 25 days
Restricted Stock Units | Executive Officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	3 years	3 years